Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Interest-Being Loans And Borrowings [Abstract]
Schedule and maturity of borrowings

(in thousands of USD)	Note	Bank loans	Other Notes	Lease liabilities	Other borrowings	Total
More than 5 years	—	102,419	—	74	—	102,493
Between 1 and 5 years	—	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year		1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	—	29,313	67,025	22,292	117,863	236,493
At January 1, 2022		1,205,148	263,920	39,051	204,061	1,712,180

New loans	—	748,450	—	13,382	149,941	911,773
Scheduled repayments	—	(81,961)	(67,200)	(11,944)	(227,872)	(388,977)
Early repayments	—	(200,000)	—	—	—	(200,000)
Other changes	—	733	503	—	—	1,236
Translation differences	—	—	—	(137)	(4,069)	(4,206)
Balance at June 30, 2022		1,672,370	197,223	40,352	122,061	2,032,006

More than 5 years	—	203,531	—	54	—	203,585
Between 1 and 5 years	—	1,356,753	197,223	15,535	78,872	1,648,383
More than 1 year		1,560,284	197,223	15,589	78,872	1,851,968
Less than 1 year	—	112,086	—	24,763	43,189	180,038
Balance at June 30, 2022		1,672,370	197,223	40,352	122,061	2,032,006

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows December 31, 2021
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings	16	204,061	223,550	126,672	96,878	—
Lease liabilities	16	39,051	41,125	23,464	17,585	77
Current trade and other payables *	17	76,319	76,319	76,319	—	—
		1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps	16	2,987	6,505	2,397	4,108	—
Forward exchange contracts	—	—	—	—	—	—
		2,987	6,505	2,397	4,108	—

		Contractual cash flows June 30, 2022
(in thousands of USD)		Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,869,593	2,141,133	248,220	1,678,834	214,078
Other borrowings	16	122,061	136,987	51,349	85,638	—
Lease liabilities	16	40,352	41,756	26,022	15,678	56
Current trade and other payables *	17	112,960	112,960	112,960	—	—
		2,144,966	2,432,835	438,551	1,780,150	214,134

Derivative financial liabilities
Interest rate swaps	16	—	—	—	—	—
Forward exchange contracts	—	—	—	—	—	—
		—	—	—	—	—

* Deferred income and VAT payables (included in other payables) (see Note 16), which are not financial liabilities, are not included.

Disclosure of terms and conditions of outstanding loans
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2022			December 31, 2021
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels Revolving loan 750M*	USD	libor + 1.95%	2022	—	—	—	8,474	—	(231)
Secured vessels Revolving loan 409.5M*	USD	libor + 2.25%	2023	63,380	40,000	39,771	125,880	65,000	64,544
Secured vessels loan 27.1M	USD	libor + 1.95%	2029	24,876	24,876	24,876	25,102	25,102	25,102
Secured vessels loan 81.4M	USD	libor + 1.50%	2029	47,491	47,491	46,209	50,883	50,883	49,454
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	52,066	52,066	52,066	54,379	54,379	54,379
Secured vessels loan 104.2M	USD	libor + 2.0%	2030	71,590	71,590	70,817	75,928	75,928	75,071
Secured vessels Revolving loan 200.0M*	USD	libor + 2.0%	2025	110,204	75,000	74,406	123,032	55,000	54,245
Secured vessels Revolving loan 700.0M*	USD	libor + 1.95%	2026	577,900	550,000	545,593	602,320	370,000	364,987
Secured vessels Revolving loan 713.0M*	USD	libor + 2.30%	2026	616,286	527,446	522,739	649,695	524,135	518,568
Unsecured Revolving loan 80.0M	EUR	libor + 1.45%	2026	83,096	75,000	74,635	100,000	—	(463)
Secured vessels loan 73.45M	USD	libor + 1.80%	2028	73,450	73,450	72,983	—	—	(508)
Secured FSO loan 150M	USD	sofr + 2.15%	2030	150,000	150,000	148,275	—	—	—
Total interest-bearing bank loans				1,870,339	1,686,919	1,672,370	1,815,693	1,220,427	1,205,148

* The total amount available under the revolving loan facilities depends on the total value of the fleet of tankers securing the facility.

Schedule of unsecured notes

(in thousands of USD)				June 30, 2022			December 31, 2021
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	—	—	—	67,200	67,200	67,025
Unsecured notes	USD	6.25%	2026	200,000	200,000	197,223	200,000	200,000	196,895
Total other notes				200,000	200,000	197,223	267,200	267,200	263,920

Schedule of future lease payments for leaseback agreement maturity
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	June 30, 2022	December 31, 2021

Less than one year	22,667	22,667
Between one and five years	22,638	33,878
More than five years	—	—
Total future lease payables	45,305	56,545